Related-party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related-party transactions

5.34	Related-party transactions

5.34.1	Rendering of services

Services provided by Valneva to Groupe Grimaud La Corbière SAS, being shareholder of Valneva are considered related party transactions and consist of services within a Collaboration and Research License agreement and of the provision of premises and equipment.

€ in thousand		Year ended December 31,
	2021	2020	2019
Provision of services:
Operating activities	231	187	236
Provision of services	231	187	236

5.34.2	Key management compensation

The aggregate compensation of the members of the Company’s Management Board included the following:

€ in thousand		Year ended December 31,
	2021	2020	2019
Salaries and other short-term employee benefits[9]	1,930	2,950	2,449
Other long-term benefits	24	18	15
Share-based payments (expense of the year)	856	1,786	1,174
Key management compensation	2,809	4,755	3,638

5.34.3	Supervisory Board compensation

In 2021, the aggregate compensation of the members of the Company’s Supervisory Board amounted to €0.3 million (2020: €0.2 million, 2019: €0.3 million). In the year 2017, the Company granted equity warrants to members of the Supervisory Board. For more information, see Note 5.23.